Bonds and Borrowings - Schedule of Composition of the Borrowings (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Loans	¥ 60,584	¥ 55,048
2010 fixed rate loans
Disclosure of detailed information about borrowings [line items]
Principal amount	1,000
Loans	¥ 0	50
Interest rate	1.55%
Maturity	June 2020
2014 fixed rate loans
Disclosure of detailed information about borrowings [line items]
Principal amount	¥ 5,500
Loans	¥ 0	582
Interest rate	1.56%
Maturity	December 2020
2015 variable rate loans
Disclosure of detailed information about borrowings [line items]
Principal amount	¥ 5,000
Loans	¥ 716	1,430
Interest rate	0.30%
Interest rate basis	3-month TIBOR + 0.3%
Maturity	March 2022
2017 fixed rate loans
Disclosure of detailed information about borrowings [line items]
Principal amount	¥ 13,000
Loans	¥ 13,000	13,000
Interest rate	0.67%
Maturity	December 2027
2017 variable rate loans
Disclosure of detailed information about borrowings [line items]
Principal amount	¥ 47,000
Loans	¥ 36,868	¥ 39,986
Interest rate	0.35%
Interest rate basis	3-month TIBOR + 0.35%
Maturity	December 2032
2020 fixed rate loans
Disclosure of detailed information about borrowings [line items]
Principal amount	¥ 10,000
Loans	¥ 10,000
Interest rate	0.35%
Maturity	December 2025